Schedule of Investments (unaudited)	iShares® MSCI Taiwan ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Automobile Components — 0.6%
Cheng Shin Rubber Industry Co. Ltd.(a)	14,932,670	$28,106,419

Banks — 10.6%
Chang Hwa Commercial Bank Ltd.	41,143,700	23,162,258
CTBC Financial Holding Co. Ltd.	86,059,325	94,292,536
E.Sun Financial Holding Co. Ltd.(a)	70,728,952	62,546,618
First Financial Holding Co. Ltd.(a)	57,390,076	48,819,513
Hua Nan Financial Holdings Co. Ltd.	52,426,387	40,565,552
Mega Financial Holding Co. Ltd.(a)	56,637,493	68,419,754
Shanghai Commercial & Savings Bank Ltd. (The)	23,384,218	33,292,786
SinoPac Financial Holdings Co. Ltd.	64,901,250	46,288,183
Taishin Financial Holding Co. Ltd.	66,238,619	37,659,929
Taiwan Business Bank	44,677,104	23,357,714
Taiwan Cooperative Financial Holding Co. Ltd.	55,410,829	43,761,055
		522,165,898
Biotechnology — 0.5%
PharmaEssentia Corp.(a)(b)	1,719,000	22,165,528

Chemicals — 2.3%
Formosa Chemicals & Fibre Corp.(a)	19,589,610	32,055,103
Formosa Plastics Corp.(a)	19,613,518	39,578,193
Nan Ya Plastics Corp.(a)	24,236,938	39,908,947
		111,542,243
Communications Equipment — 1.0%
Accton Technology Corp.	3,202,000	50,137,997

Construction Materials — 1.2%
Asia Cement Corp.(a)	16,672,136	21,401,025
Taiwan Cement Corp.(a)	36,236,645	36,998,400
		58,399,425
Consumer Staples Distribution & Retail — 0.6%
President Chain Store Corp.	3,487,215	29,096,433

Diversified Telecommunication Services — 1.4%
Chunghwa Telecom Co. Ltd.(a)	17,843,648	70,603,145

Electrical Equipment — 1.4%
Fortune Electric Co. Ltd.	944,000	20,806,816
Voltronic Power Technology Corp.	465,000	24,369,556
Walsin Lihwa Corp.(a)	20,092,178	22,990,521
Ya Hsin Industrial Co. Ltd.(c)	6,845,461	2
		68,166,895
Electronic Equipment, Instruments & Components — 13.6%
AUO Corp.(a)	44,965,664	24,778,005
Delta Electronics Inc.	8,995,180	90,639,975
E Ink Holdings Inc.(a)	4,931,000	33,533,510
Hon Hai Precision Industry Co. Ltd.	53,600,296	285,448,146
Innolux Corp.(a)	59,737,399	25,781,473
Largan Precision Co. Ltd.	536,794	37,912,022
Nan Ya Printed Circuit Board Corp.	1,578	9,564
Pacific Electric Wire & Cable Co. Ltd.(c)	197	—
Synnex Technology International Corp.(a)	10,708,364	27,913,409
Unimicron Technology Corp.	7,109,000	40,408,205
WPG Holdings Ltd.(a)	13,621,604	36,338,393
Yageo Corp.(a)	2,023,767	41,544,319
Zhen Ding Technology Holding Ltd.(a)	5,646,072	21,368,457
		665,675,478
Financial Services — 1.9%
Chailease Holding Co. Ltd.(a)	7,680,790	36,173,971
Yuanta Financial Holding Co. Ltd.	56,495,490	55,363,815
		91,537,786
Security	Shares	Value

Food Products — 1.2%
Uni-President Enterprises Corp.	23,744,189	$58,703,282

Household Durables — 0.4%
Nien Made Enterprise Co. Ltd.	1,693,000	18,374,370

Industrial Conglomerates — 0.5%
Far Eastern New Century Corp.	23,465,843	24,501,203

Insurance — 4.6%
Cathay Financial Holding Co. Ltd.	42,668,798	74,251,488
China Development Financial Holding Corp.(b)	87,821,587	38,351,302
Fubon Financial Holding Co. Ltd.	37,778,414	85,860,850
Shin Kong Financial Holding Co. Ltd.(a)(b)	96,280,273	28,125,033
		226,588,673
Machinery — 0.6%
Airtac International Group	903,826	28,598,131

Marine Transportation — 1.6%
Evergreen Marine Corp. Taiwan Ltd.(a)	5,573,013	36,214,090
Wan Hai Lines Ltd.(a)	7,256,000	17,852,170
Yang Ming Marine Transport Corp.(a)	11,661,000	25,738,146
		79,804,406
Metals & Mining — 0.9%
China Steel Corp.(a)	59,671,977	43,796,426

Oil, Gas & Consumable Fuels — 0.4%
Formosa Petrochemical Corp.(a)	9,581,950	19,989,106
Passenger Airlines — 0.8%
China Airlines Ltd.(a)	27,071,000	18,790,053
Eva Airways Corp.(a)	20,389,000	22,596,121
		41,386,174
Real Estate Management & Development — 0.4%
Ruentex Development Co. Ltd.	14,177,969	19,567,968

Semiconductors & Semiconductor Equipment — 37.0%
Alchip Technologies Ltd.(a)	424,279	37,906,468
ASE Technology Holding Co. Ltd.(a)	15,705,432	76,257,254
eMemory Technology Inc.	396,000	26,976,918
Global Unichip Corp.(a)	581,000	26,319,549
Globalwafers Co. Ltd.(a)	1,702,000	27,768,056
MediaTek Inc.	6,515,175	249,492,591
Nanya Technology Corp.(a)	10,444,000	20,891,158
Novatek Microelectronics Corp.(a)	3,134,544	57,786,660
Realtek Semiconductor Corp.	2,672,063	45,114,730
Silergy Corp.(a)	2,097,000	30,709,275
Taiwan Semiconductor Manufacturing Co. Ltd.	42,210,882	1,080,933,366
United Microelectronics Corp.(a)	52,617,501	89,577,316
Vanguard International Semiconductor Corp.(a)	7,095,000	23,639,119
Winbond Electronics Corp.(a)	26,558,737	20,630,532
		1,814,002,992
Specialty Retail — 0.7%
Hotai Motor Co. Ltd.(a)	1,736,500	33,005,211

Technology Hardware, Storage & Peripherals — 12.6%
Acer Inc.(a)	24,027,737	39,416,152
Advantech Co. Ltd.(a)	2,805,021	30,710,628
Asia Vital Components Co. Ltd.	1,775,000	42,136,661
Asustek Computer Inc.(a)	3,870,857	61,625,424
Catcher Technology Co. Ltd.(a)	4,474,743	31,090,743
Compal Electronics Inc.	31,121,554	35,738,218
Gigabyte Technology Co. Ltd.(a)	3,005,000	29,702,052
Inventec Corp.(a)	20,373,868	33,927,379
Lite-On Technology Corp.(a)	11,862,071	39,680,763

Schedule of Investments (unaudited) (continued)	iShares® MSCI Taiwan ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Technology Hardware, Storage & Peripherals (continued)
Micro-Star International Co. Ltd.	4,975,000	$29,552,322
Pegatron Corp.	12,080,037	39,643,812
Quanta Computer Inc.	12,932,240	109,877,293
Wistron Corp.(a)	12,927,000	45,030,616
Wiwynn Corp.(a)	684,000	52,349,576
		620,481,639
Textiles, Apparel & Luxury Goods — 1.3%
Eclat Textile Co. Ltd.	1,457,601	21,870,709
Feng TAY Enterprise Co. Ltd.(a)	4,218,916	20,209,335
Pou Chen Corp.	20,386,103	23,639,530
		65,719,574
Transportation Infrastructure — 0.4%
Taiwan High Speed Rail Corp.	19,419,000	18,002,283

Wireless Telecommunication Services — 1.3%
Far EasTone Telecommunications Co. Ltd.	12,387,259	31,954,996
Taiwan Mobile Co. Ltd.(a)	10,260,609	33,483,972
		65,438,968
Total Long-Term Investments — 99.8%
(Cost: $2,207,302,535)		4,895,557,653

Short-Term Securities

Money Market Funds — 12.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.49%(d)(e)(f)	598,318,158	598,497,653
Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.28%(d)(e)	2,130,000	$2,130,000

Total Short-Term Securities — 12.2%
(Cost: $600,629,267)		600,627,653

Total Investments — 112.0%
(Cost: $2,807,931,802)		5,496,185,306

Liabilities in Excess of Other Assets — (12.0)%		(590,234,389)

Net Assets — 100.0%		$4,905,950,917

(a)	All or a portion of this security is on loan.

(b)	Non-income producing security.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period end.

(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/23	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/24	Shares Held at 05/31/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$460,864,976	$137,638,130	(a)	$—		$29,440	$(34,893)	$598,497,653	598,318,158	$4,861,360	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	4,050,000	—		(1,920,000	)(a)	—	—	2,130,000	2,130,000	364,292		—
						$29,440	$(34,893)	$600,627,653		$5,225,652		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
FTSE Taiwan Index	110	06/27/24	$7,947	$(228,937)

Schedule of Investments (unaudited) (continued)	iShares® MSCI Taiwan ETF
May 31, 2024

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$79,804,406	$4,815,753,245	$2	$4,895,557,653
Short-Term Securities
Money Market Funds	600,627,653	—	—	600,627,653
	$680,432,059	$4,815,753,245	$2	$5,496,185,306
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$—	$(228,937)	$—	$(228,937)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

3